Accounting Change - Turnaround Expenses - Effect of Turnaround Accounting on Consolidated Statement of Operations and Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement of Operations
Direct operating expenses	$ 127	$ 120	$ 140	$ 130	$ 131	$ 140	$ 121	$ 124	$ 517	$ 516	$ 503
Depreciation and amortization									263	247	220
Income tax expense (benefit)									79	(220)	(19)
Net income	95	108	70	93	210	35	(28)	41	366	258	10
Less: Net income attributable to noncontrolling interest	22	28	24	33	(10)	1	(10)	14	107	(5)	(15)
Net income attributable to CVR Energy stockholders	$ 73	$ 80	$ 46	$ 60	$ 220	$ 34	$ (18)	$ 27	259	263	25
Consolidated Statement of Cash Flows
Net cash provided by operating activities									628	248	337
Net cash used by investing activities									(108)	(276)	(271)
As Previously Reported
Consolidated Statement of Operations
Direct operating expenses									523	598	541
Depreciation and amortization									202	203	184
Income tax expense (benefit)									89	(217)	(20)
Net income									411	217	9
Less: Net income attributable to noncontrolling interest									122	(18)	(16)
Net income attributable to CVR Energy stockholders									289	235	25
Consolidated Statement of Cash Flows
Net cash provided by operating activities									620	168	267
Net cash used by investing activities									(100)	(196)	(201)
Effect of Policy Change | Turnaround Expenses Policy
Consolidated Statement of Operations
Direct operating expenses									(6)	(82)	(38)
Depreciation and amortization									61	44	36
Income tax expense (benefit)									(10)	(3)	1
Net income									(45)	41	1
Less: Net income attributable to noncontrolling interest									(15)	13	1
Net income attributable to CVR Energy stockholders									(30)	28	0
Consolidated Statement of Cash Flows
Net cash provided by operating activities									8	80	70
Net cash used by investing activities									$ (8)	$ (80)	$ (70)